QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.9%
	COMMUNICATION SERVICES — 13.7%
74	Activision Blizzard, Inc.	$6,115
124	Alphabet, Inc. - Class A*	184,506
908	AT&T, Inc.	26,859
3	Cable One, Inc.	5,468
827	CenturyLink, Inc.	7,981
109	Comcast Corp. - Class A	4,665
391	Discovery, Inc. - Class A*	8,250
132	Electronic Arts, Inc.*	18,694
608	Facebook, Inc. - Class A*	154,231
45	IAC/InterActiveCorp*	5,959
88	Liberty Global PLC - Class A	2,060
36	Live Nation Entertainment, Inc.*	1,685
141	Match Group, Inc.*	14,481
86	Pinterest, Inc. - Class A*	2,949
78	Roku, Inc.*	12,082
1,956	Sirius XM Holdings, Inc.	11,501
162	Snap, Inc. - Class A	3,632
20	Spotify Technology S.A.	5,156
67	Take-Two Interactive Software, Inc.*	10,989
220	TELUS Corp.	3,819
69	T-Mobile US, Inc.*	7,409
96	Twitter, Inc.*	3,494
521	Verizon Communications, Inc.	29,947
184	Yandex N.V. - Class A	10,587
33	Zillow Group, Inc. - Class A*	2,247
475	Zynga, Inc. - Class A*	4,669
		549,435
	CONSUMER DISCRETIONARY — 15.0%
57	Advance Auto Parts, Inc.	8,558
48	Amazon.com, Inc.*	151,905
17	AutoZone, Inc.*	20,526
117	Best Buy Co., Inc.	11,652
11	Booking Holdings, Inc.*	18,283
12	Burlington Stores, Inc.*	2,256
400	Carnival Corp.	5,552
44	Chegg, Inc.	3,563
53	Chewy, Inc. - Class A	2,782
3	Chipotle Mexican Grill, Inc.	3,465
25	Darden Restaurants, Inc.	1,898
240	eBay, Inc.	13,267
18	Etsy, Inc.	2,131
29	Ferrari N.V.	5,269

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
893	Fiat Chrysler Automobiles N.V.	$9,064
483	Ford Motor Co.	3,193
153	Garmin Ltd.	15,084
87	Hasbro, Inc.	6,330
264	Home Depot, Inc.	70,089
140	Lowe’s Cos., Inc.	20,847
54	Lululemon Athletica, Inc.*	17,582
164	Magna International, Inc.	7,572
5	MercadoLibre, Inc.	5,623
442	NIKE, Inc. - Class B	43,144
19	O’Reilly Automotive, Inc.*	9,070
36	Pool Corp.	11,401
103	Ross Stores, Inc.	9,236
204	Target Corp.	25,680
7	Tesla, Inc.	10,015
99	Tiffany & Co.	12,411
234	TJX Cos., Inc.	12,166
149	Tractor Supply Co.	21,268
41	Ulta Beauty, Inc.*	7,913
124	VF Corp.	7,485
49	Wayfair, Inc. - Class A	13,038
126	Yum! Brands, Inc.	11,472
		600,790
	CONSUMER STAPLES — 9.2%
11	Beyond Meat, Inc.	1,385
43	Church & Dwight Co., Inc.	4,142
34	Clorox Co.	8,041
561	Coca-Cola Co.	26,502
247	Coca-Cola European Partners PLC	10,169
108	Colgate-Palmolive Co.	8,338
112	Costco Wholesale Corp.	36,459
58	Estee Lauder Cos., Inc. - Class A	11,457
58	General Mills, Inc.	3,670
60	Hershey Co.	8,725
110	Kimberly-Clark Corp.	16,724
653	Kroger Co.	22,718
130	Lamb Weston Holdings, Inc.	7,810
34	Mondelez International, Inc. - Class A	1,887
369	Monster Beverage Corp.*	28,959
183	PepsiCo, Inc.	25,192
427	Philip Morris International, Inc.	32,798
59	Procter & Gamble Co.	7,736

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
203	Sysco Corp.	$10,728
501	Walgreens Boots Alliance, Inc.	20,396
567	Walmart, Inc.	73,370
		367,206
	ENERGY — 0.3%
157	EOG Resources, Inc.	7,356
101	Exxon Mobil Corp.	4,250
		11,606
	FINANCIALS — 2.8%
19	American Express Co.	1,773
208	Bank of America Corp.	5,175
35	Bank of Nova Scotia	1,439
74	Brown & Brown, Inc.	3,365
50	Citigroup, Inc.	2,501
97	Equitable Holdings, Inc.	1,985
11	Erie Indemnity Co. - Class A	2,311
57	FactSet Research Systems, Inc.	19,739
51	Fidelity National Financial, Inc.	1,650
80	Franklin Resources, Inc.	1,684
8	Goldman Sachs Group, Inc.	1,584
73	JPMorgan Chase & Co.	7,055
26	MarketAxess Holdings, Inc.	13,434
12	Marsh & McLennan Cos., Inc.	1,399
19	Moody’s Corp.	5,345
38	Morgan Stanley	1,857
34	MSCI, Inc.	12,783
41	Royal Bank of Canada	2,833
20	S&P Global, Inc.	7,005
70	T. Rowe Price Group, Inc.	9,667
52	Toronto-Dominion Bank	2,303
32	Truist Financial Corp.	1,199
36	U.S. Bancorp	1,326
98	Wells Fargo & Co.	2,377
		111,789
	HEALTH CARE — 15.1%
17	10X Genomics, Inc. - Class A	1,672
42	Abbott Laboratories	4,227
158	AbbVie, Inc.	14,996
35	ABIOMED, Inc.*	10,498
125	Agilent Technologies, Inc.	12,041
69	Alexion Pharmaceuticals, Inc.*	7,072

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
37	Align Technology, Inc.*	$10,871
41	Anthem, Inc.	11,226
95	Avantor, Inc.	2,098
7	Becton, Dickinson and Co.	1,969
68	Biogen, Inc.*	18,679
66	BioMarin Pharmaceutical, Inc.*	7,908
5	Bio-Rad Laboratories, Inc. - Class A	2,624
7	Bio-Techne Corp.	1,926
173	Cardinal Health, Inc.	9,449
69	Catalent, Inc.*	6,027
223	Cerner Corp.	15,487
10	Charles River Laboratories International, Inc.	1,990
8	Cooper Cos., Inc.	2,263
17	Danaher Corp.	3,465
20	DaVita, Inc.	1,748
37	DENTSPLY SIRONA, Inc.	1,650
30	DexCom, Inc.*	13,066
129	Edwards Lifesciences Corp.*	10,115
86	Elanco Animal Health, Inc.*	2,032
144	Eli Lilly and Co.	21,642
248	Henry Schein, Inc.*	17,045
36	Hologic, Inc.*	2,512
85	Horizon Therapeutics Plc	5,201
60	Humana, Inc.	23,547
12	ICON PLC	2,226
24	IDEXX Laboratories, Inc.*	9,546
100	Incyte Corp.*	9,876
10	Insulet Corp.*	2,034
18	Intuitive Surgical, Inc.*	12,338
520	Johnson & Johnson	75,795
13	Laboratory Corp. of America Holdings	2,508
53	Masimo Corp.*	11,666
54	McKesson Corp.	8,109
32	Medtronic PLC	3,087
571	Merck & Co., Inc.	45,817
12	Mettler-Toledo International, Inc.*	11,220
26	Molina Healthcare, Inc.*	4,802
109	Mylan N.V.*	1,756
20	PerkinElmer, Inc.	2,378
38	QIAGEN N.V.*	1,879
19	Quest Diagnostics, Inc.	2,414
51	Quidel Corp.	14,406

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
7	Regeneron Pharmaceuticals, Inc.	$4,425
63	ResMed, Inc.	12,758
68	Seattle Genetics, Inc.*	11,306
13	STERIS PLC	2,075
9	Stryker Corp.	1,740
16	Teladoc Health, Inc.*	3,802
9	Thermo Fisher Scientific, Inc.	3,726
126	UnitedHealth Group, Inc.	38,150
17	Varian Medical Systems, Inc.*	2,426
36	Veeva Systems, Inc. - Class A*	9,525
54	Vertex Pharmaceuticals, Inc.*	14,688
86	Waters Corp.*	18,331
57	West Pharmaceutical Services, Inc.	15,326
		605,181
	INDUSTRIALS — 7.1%
93	3M Co.	13,994
63	Allegion plc	6,266
22	C.H. Robinson Worldwide, Inc.	2,062
21	Canadian National Railway Co.	2,054
87	Caterpillar, Inc.	11,561
30	Cintas Corp.	9,056
44	Copart, Inc.*	4,103
16	CoStar Group, Inc.*	13,596
18	CSX Corp.	1,284
44	Cummins, Inc.	8,503
106	Eaton Corp. PLC	9,872
152	Emerson Electric Co.	9,425
33	Expeditors International of Washington, Inc.	2,789
272	Fastenal Co.	12,795
100	Fortune Brands Home & Security, Inc.	7,650
20	HEICO Corp.	1,922
17	Honeywell International, Inc.	2,539
42	Icahn Enterprises LP	2,092
13	IDEX Corp.	2,143
31	Illinois Tool Works, Inc.	5,735
17	J.B. Hunt Transport Services, Inc.	2,200
242	Johnson Controls International plc	9,312
16	Kansas City Southern	2,750
64	Lennox International, Inc.	17,161
7	Lockheed Martin Corp.	2,653
50	Lyft, Inc. - Class A*	1,461
379	Masco Corp.	21,664

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
25	Nordson Corp.	$4,841
4	Northrop Grumman Corp.	1,300
34	Old Dominion Freight Line, Inc.	6,216
38	Rockwell Automation, Inc.	8,289
239	Rollins, Inc.	12,524
21	Roper Technologies, Inc.	9,081
206	Southwest Airlines Co.	6,363
16	Teledyne Technologies, Inc.*	4,907
83	Trane Technologies PLC	9,285
7	TransDigm Group, Inc.	3,021
16	Union Pacific Corp.	2,774
44	United Rentals, Inc.*	6,836
20	Verisk Analytics, Inc.	3,774
55	W.W. Grainger, Inc.	18,784
		284,637
	INFORMATION TECHNOLOGY — 33.3%
85	Accenture PLC - Class A	19,106
75	Adobe, Inc.*	33,324
593	Advanced Micro Devices, Inc.*	45,916
123	Akamai Technologies, Inc.*	13,830
12	Alteryx, Inc. - Class A	2,106
12	ANSYS, Inc.*	3,727
221	Apple, Inc.	93,934
165	Applied Materials, Inc.	10,614
43	Arista Networks, Inc.*	11,170
50	Atlassian Corp. PLC - Class A	8,833
63	Autodesk, Inc.*	14,895
10	Automatic Data Processing, Inc.	1,329
64	Avalara, Inc.	8,605
27	Booz Allen Hamilton Holding Corp.	2,208
10	Broadcom, Inc.	3,168
20	Broadridge Financial Solutions, Inc.	2,687
238	Cadence Design Systems, Inc.*	26,001
25	Ceridian HCM Holding, Inc.	1,957
53	CGI, Inc.	3,784
27	Check Point Software Technologies Ltd.	3,384
322	Ciena Corp.	19,162
447	Cisco Systems, Inc.	21,054
137	Citrix Systems, Inc.	19,558
48	Cloudflare, Inc. - Class A	1,998
347	Cognizant Technology Solutions Corp. - Class A	23,707
279	Corning, Inc.	8,649

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
20	Coupa Software, Inc.*	$6,129
27	Crowdstrike Holdings, Inc. - Class A*	3,056
36	Datadog, Inc. - Class A	3,379
68	DocuSign, Inc.*	14,744
675	Dropbox, Inc. - Class A*	15,356
49	Dynatrace, Inc.	2,050
48	EPAM Systems, Inc.*	13,924
104	F5 Networks, Inc.*	14,134
4	Fair Isaac Corp.*	1,757
15	Fidelity National Information Services, Inc.	2,195
11	FleetCor Technologies, Inc.	2,844
99	Fortinet, Inc.*	13,692
14	Gartner, Inc.*	1,745
30	GoDaddy, Inc. - Class A*	2,108
14	Guidewire Software, Inc.*	1,647
234	Hewlett Packard Enterprise Co.	2,310
610	HP, Inc.	10,724
37	HubSpot, Inc.	8,681
898	Intel Corp.	42,862
109	Intuit, Inc.	33,394
68	Jack Henry & Associates, Inc.	12,124
71	Keysight Technologies, Inc.*	7,092
18	KLA Corp.	3,597
24	Leidos Holdings, Inc.	2,284
178	Logitech International S.A.	13,033
81	Marvell Technology Group Ltd.	2,954
24	Mastercard, Inc. - Class A	7,405
158	Maxim Integrated Products, Inc.	10,758
908	Microsoft Corp.	186,149
10	MongoDB, Inc.*	2,291
49	Monolithic Power Systems, Inc.	12,985
21	Motorola Solutions, Inc.	2,936
182	NetApp, Inc.	8,063
577	NortonLifeLock, Inc.	12,377
79	NVIDIA Corp.	33,543
38	NXP Semiconductors N.V.	4,466
32	Okta, Inc.*	7,071
46	Open Text Corp.	2,071
413	Oracle Corp.	22,901
58	Pagseguro Digital Ltd. - Class A	2,217
45	Palo Alto Networks, Inc.*	11,516
51	Paychex, Inc.	3,668

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
31	Paycom Software, Inc.*	$8,815
74	PayPal Holdings, Inc.*	14,509
21	PTC, Inc.*	1,797
17	Qorvo, Inc.*	2,179
176	QUALCOMM, Inc.	18,587
50	RingCentral, Inc. - Class A*	14,513
91	salesforce.com, Inc.*	17,731
45	Seagate Technology PLC	2,035
58	ServiceNow, Inc.*	25,474
22	Shopify, Inc. - Class A*	22,528
21	Skyworks Solutions, Inc.	3,057
87	Slack Technologies, Inc. - Class A	2,571
18	Splunk, Inc.*	3,777
134	Square, Inc. - Class A*	17,400
52	StoneCo Ltd. - Class A	2,481
121	Synopsys, Inc.*	24,106
103	TE Connectivity Ltd.	9,174
191	Teradyne, Inc.	16,991
22	Texas Instruments, Inc.	2,806
24	Trade Desk, Inc. - Class A*	10,832
151	Trimble, Inc.*	6,721
16	Twilio, Inc. - Class A	4,439
15	Tyler Technologies, Inc.*	5,359
67	Ubiquiti, Inc.	12,415
54	VeriSign, Inc.*	11,431
51	Visa, Inc. - Class A	9,710
112	VMware, Inc. - Class A*	15,704
53	Western Digital Corp.	2,284
72	Western Union Co.	1,748
20	Wix.com Ltd.	5,810
73	Workday, Inc. - Class A*	13,207
106	Xilinx, Inc.	11,379
38	Zebra Technologies Corp. - Class A*	10,668
95	Zendesk, Inc.*	8,659
28	Zoom Video Communications, Inc. - Class A*	7,109
83	Zscaler, Inc.*	10,778
		1,331,722
	MATERIALS — 2.0%
22	Air Products and Chemicals, Inc.	6,306
19	Albemarle Corp.	1,567
16	Avery Dennison Corp.	1,813
156	Barrick Gold Corp.	4,510

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
19	Celanese Corp.	$1,847
271	Corteva, Inc.	7,740
24	Eastman Chemical Co.	1,791
28	Ecolab, Inc.	5,238
34	FMC Corp.	3,606
25	Franco-Nevada Corp.	3,996
658	Kinross Gold Corp.	6,166
219	Kirkland Lake Gold Ltd.	11,957
13	Linde PLC	3,186
69	Newmont Corp.	4,775
61	RPM International, Inc.	4,977
9	Sherwin-Williams Co.	5,831
76	Wheaton Precious Metals Corp.	4,129
		79,435
	REAL ESTATE — 0.6%
22	American Tower Corp. - REIT	5,751
27	Crown Castle International Corp. - REIT	4,501
8	Equinix, Inc. - REIT	6,284
18	Prologis, Inc. - REIT	1,897
15	SBA Communications Corp. - REIT	4,673
		23,106
	UTILITIES — 0.8%
144	Algonquin Power & Utilities Corp.	1,986
46	Alliant Energy Corp.	2,477
59	Avangrid, Inc.	2,938
50	Brookfield Infrastructure Partners LP	2,092
85	CenterPoint Energy, Inc.	1,616
20	Dominion Energy, Inc.	1,620
26	Entergy Corp.	2,733
33	Evergy, Inc.	2,139
24	NextEra Energy, Inc.	6,737
80	NiSource, Inc.	1,956
24	Pinnacle West Capital Corp.	1,994
98	PPL Corp.	2,609
25	Southern Co.	1,365
		32,262
	TOTAL COMMON STOCKS
	(Cost $3,307,973)	3,997,169

QRAFT AI-Enhanced U.S. Large Cap ETF

SCHEDULE OF INVESTMENTS - Concluded

July 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.1%
3,756	Invesco Government & Agency Portfolio Institutional Class, 0.07%#	$3,756
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,756)	3,756
	TOTAL INVESTMENTS — 100.0%
	(Cost $3,311,729)	4,000,925
	Other Assets in Excess of Liabilities — 0.0%	1,715
	TOTAL NET ASSETS — 100.0%	$4,002,640

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.